LEASE LIABILITIES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
2027	$ 1,582,287
2028	1,629,756
2029	1,678,649
2030	1,729,007
Thereafter	8,361,370
Total undiscounted lease liabilities	14,981,069
Effects of discounting	(5,209,945)
Total present value of minimum lease payments	9,771,124
Current portion of lease liability	634,817	$ 530,931
Lease liability	$ 9,136,307	$ 9,771,124